Commitments, Concessions and Contingent Liabilities (Narratives) (Details) - 12 months ended Dec. 31, 2020	USD ($)	ILS (₪)
Notes to Consolidated Financial Statements [Abstract]
Contractual commitments for acquisition of raw materials and energy	$ 2,480,000,000
Contractual commitments for acquisition of Property, Plant and Equipment	400,000,000
Construction agreements of the first stage of the Salt Harvesting project	280,000,000
Construction agreement of new pumping station	180,000,000
Abengoa pledged to pay relating power station construction agreement violations	45,000,000
Total amount of the new natural gas agreement with Energean	1,800,000,000
Indemnification payable for directors and officers limit	300,000,000
Consolidated depreciation expenses relating to assets in concession area	105,000,000
Property plant and equipment value for tax purposes of Dead Sea Works, Dead Sea Bromine and Dead Sea Magnesium	$ 6,000,000,000
DSW rate of royalties payment	5.00%
Increased royalties rates due to Sheshinski recomandations from 2%	5.00%
Claimed remedies for an application for a class action on alleged environmental hazards to Zin stream	$ 933,000,000
Remedy relating aquifer and Bokek stream restoration - application for certification of a claim as class action	435,000,000	₪ 1,400,000,000
Remedy relating dyke collapse - first class action for 8.68 million persons	311	1,000
Remedy relating dyke collapse - second class action	77,000,000	250,000,000
Remedy relating dyke collapse - third class action	63,000,000	202,500,000
Remedy relating dyke collapse - Nature and Parks Authority	123,000,000	397,000,000
A class action claim relating air pollution in Haifa Bay	$ 4,200,000,000	13,400,000,000
The company's part in financing of the coastline defenses	39.50%
The company's part in financing of the Salt Harvesting project	80.00%
The government's part in financing of the Salt Harvesting project	20.00%
Maximum government's share in financing of the Salt Harvesting project | ₪		1,400,000,000
Claimed compensation in arbitration on termination of agreement	$ 152,000,000
ICL's damages lawsuit against IBM	300,000,000	1,000,000,000
IBM counterclaim	53,000,000	170,000,000
Maximal damage for Hamonization for application for certification of a claim as class action	123,000,000	395,000,000
Minimal damage for Hamonization for application for certification of a claim as class action	8,000,000	26,000,000
Compensation in application for certification of a claim as class action regarding alleged monopolistic exploitation - difference test	17,000,000	56,000,000
Compensation in application for certification of a claim as class action regarding alleged monopolistic exploitation - comparison test	$ 23,000,000	₪ 73,000,000